United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Quarter ended 8/31/08

Item 1.                      Schedule of Investments

Federated Capital Income Fund

Portfolio of Investments

August 31, 2008 (unaudited)

Shares	Value

		COMMON STOCKS--34.7%
		Consumer Discretionary--2.8%
29,110		American Eagle Outfitters, Inc.	$438,105
31,250		CBS Corp. - Class B	505,625
40,260		Home Depot, Inc.	1,091,851
183,400		Leggett and Platt, Inc.	4,091,654
69,540		Macy's Inc.	1,447,823
66,820		Mattel, Inc.	1,291,631
31,150		Nordstrom, Inc.	968,765
157,010		Regal Entertainment Group	2,631,488
		TOTAL	12,466,942
		Consumer Staples--4.3%
36,040		Coca-Cola Co.	1,876,603
49,300		Kimberly-Clark Corp.	3,040,824
35,195		Kraft Foods, Inc., Class A	1,108,994
36,500		Nu Skin Enterprises, Inc.	611,375
33,820		PepsiCo, Inc.	2,315,994
75,770		Procter & Gamble Co.	5,286,473
19,870		SUPERVALU, Inc.	460,785
52,120		Sysco Corp.	1,658,980
56,740		Wal-Mart Stores, Inc.	3,351,632
		TOTAL	19,711,660
		Energy--5.6%
5,630		CNOOC Ltd., ADR	876,929
62,970		Chevron Corp.	5,435,570
54,460		ConocoPhillips	4,493,495
27,500		ENI S.p.A, ADR	1,788,875
12,770		EnCana Corp.	956,473
79,090		Exxon Mobil Corp.	6,327,991
39,910		Marathon Oil Corp.	1,798,744
30,620		Patterson-UTI Energy, Inc.	870,220
25,970		Royal Dutch Shell PLC	1,805,434
13,000		Total SA, ADR	934,440
		TOTAL	25,288,171
		Financials--5.1%
63,030		Ace, Ltd.	3,316,008
42,660		Aspen Insurance Holdings Ltd.	1,156,086
37,300		BB&T Corp.	1,119,000
19,120		Chubb Corp.	917,951
22,310		Gallagher (Arthur J.) & Co.	590,769
7,030		Hartford Financial Services Group, Inc.	443,452
115,160		Huntington Bancshares, Inc.	842,971
65,210		J.P. Morgan Chase & Co.	2,509,933
39,160		Nationwide Financial Services, Inc., Class A	2,014,390
114,740		New York Community Bancorp, Inc.	1,892,063
14,570		PNC Financial Services Group	1,048,311
14,160		PartnerRe Ltd.	975,766
54,030		Protective Life Corp.	1,960,749
45,880		The Travelers Cos, Inc.	2,026,061
67,820		U.S. Bancorp	2,160,745
		TOTAL	22,974,255
		Health Care--3.8%
46,770		Bristol-Myers Squibb Co.	998,072
77,050		Johnson & Johnson	5,426,631
42,110		Lilly (Eli) & Co.	1,964,431
290,770		Pfizer, Inc.	5,556,615
76,660		Wyeth	3,317,845
		TOTAL	17,263,594
		Industrials--4.1%
32,460		3M Co.	2,324,136
8,970		Dover Corp.	442,939
16,300		Eaton Corp.	1,192,834
36,360		General Electric Co.	1,021,716
35,030		Illinois Tool Works, Inc.	1,737,838
74,300		Northrop Grumman Corp.	5,115,555
41,400		Republic Services, Inc.	1,360,818
35,340		United Parcel Service, Inc.	2,266,001
22,530		United Technologies Corp.	1,477,743
51,820		Waste Management, Inc.	1,823,028
		TOTAL	18,762,608
		Information Technology--2.4%
20,910		Analog Devices, Inc.	584,643
32,820		Automatic Data Processing, Inc.	1,456,552
11,690		International Business Machines Corp.	1,423,024
44,410		Maxim Integrated Products, Inc.	912,625
30,240		Microchip Technology, Inc.	967,982
17,890		Nokia Oyj, ADR, Class A	450,291
114,050		Seagate Technology Holdings	1,700,485
179,872		Taiwan Semiconductor Manufacturing Co., ADR	1,746,557
50,830		Telefonaktiebolaget LM Ericsson, ADR, Class B	580,479
34,940		Xilinx, Inc.	907,741
		TOTAL	10,730,379
		Materials--1.1%
13,890		Dow Chemical Co.	474,066
50,190		Gold Fields Ltd., ADR	456,729
32,940		International Paper Co.	891,027
17,690		PPG Industries, Inc.	1,111,993
27,820		Packaging Corp. of America	716,365
21,340		Rohm & Haas Co.	1,601,567
		TOTAL	5,251,747
		Telecommunication Services--3.1%
170,319		AT&T, Inc.	5,448,505
24,020	[1]	BCE, Inc.	908,677
36,980		Deutsche Telekom AG, ADR	609,061
167,990		NTT Docomo Inc. - Spon. ADR	2,629,043
52,950		Verizon Communications	1,859,604
63,490		Vodafone Group PLC, ADR	1,622,170
72,306		Windstream Corp.	898,041
		TOTAL	13,975,101
		Utilities--2.4%
46,890		AGL Resources, Inc.	1,550,183
21,780		Ameren Corp.	911,711
36,540		Aqua America, Inc.	668,316
35,160		CenterPoint Energy, Inc.	558,341
52,760		Energy East Corp.	1,435,072
9,000		Integrys Energy Group, Inc.	470,430
200,870		NiSource, Inc.	3,310,338
26,150		Pinnacle West Capital Corp.	920,218
11,850		Progress Energy, Inc.	517,608
12,000		SCANA Corp.	470,400
		TOTAL	10,812,617
		TOTAL COMMON STOCKS (IDENTIFIED COST $153,497,380)	157,237,074
		CORPORATE BONDS--0.8%
		Basic Industry – Paper --0.4%
1,400,000		Louisiana-Pacific Corp., 8.875%, 08/15/2010	1,386,890
360,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	359,398
		TOTAL	1,746,288
		Communications – Media Noncable --0.4%
1,500,000		News America Holdings, Inc., Note, 8.150%, 10/17/2036	1,680,599
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,022,674)	3,426,887
		PREFERRED STOCKS--2.9%
		Consumer Discretionary--0.4%
84,000		Citigroup 5.00% Equity Linked Notes (KBH)	1,714,373
		Financials—0.7%
16,950		Citigroup 5.00% Equity Linked Notes (BAC)	496,559
5,290		Credit Suisse 5.00% Equity Linked Notes (GS)	918,873
21,890		Deutsche Bank AG 5.00% Equity Linked Notes (MS)	900,664
16,780	[2,3]	J.P. Morgan Chase & Co. 5.00% Equity Linked Notes (CMA)	448,026
32,480		Morgan Stanley 5.00% Equity Linked Notes (FITB)	513,671
		TOTAL	3,277,793
		Information Technology—0.9%
105,200	[2,3]	Goldman Sachs 5.00% Trigger Mandatory Exchangeable Notes (INTC)	2,364,054
107,790	[2,3]	Goldman Sachs 7.25%Trigger Mandatory Exchangeable Notes (AMAT)	1,948,520
		TOTAL	4,312,574
		Materials--0.9%
19,980		Credit Suisse 5.00% Equity Linked Notes (FCX)	1,801,097
65,400	[2,3]	Morgan Stanley 5.00% Equity Linked Notes (AA)	2,137,926
		TOTAL	3,939,023
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $13,351,378)	13,243,763
		MUTUAL FUNDS --61.4%[4]
3,850,127		Emerging Markets Fixed Income Core Fund	84,131,489
11,147,403		Federated Mortgage Core Portfolio	108,798,656
11,320,395	[5]	Prime Value Obligations Fund, Institutional Shares, 2.56%	11,320,395
12,042,270		High Yield Bond Portfolio	74,059,961
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $284,625,012)	278,310,501
		TOTAL INVESTMENTS – 99.8% (IDENTIFIED COST $455,496,444)[6]	452,218,225
		OTHER ASSETS AND LIABILITIES – NET – 0.2%[7]	712,483
		TOTAL NET ASSETS – 100%	$452,930,708

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2008, these restricted securities amounted to $6,898,526, which represented 1.5% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2008, these liquid restricted securities amounted to $6,898,526, which represented 1.5% of total net assets.

4	Affiliated companies.
5	7-Day net yield.
6
At August 31, 2008, the cost of investments for federal tax purposes was $455,782,085. The net unrealized depreciation of investments for federal tax purposes was $3,563,860. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,752,790 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,316,650.

7	Assets, other than investment in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, an affiliate to the Fund’s adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, at the Commission’s public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling, an affiliate to the Fund’s Adviser. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed-Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE’s financial statements is available on the EDGAR Database on the SEC’s website www.sec.gov, at the Commission’s public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$435,547,575
Level 2 – Other Significant Observable Inputs	16,670,650
Level 3 – Significant Unobservable Inputs	--
Total	$452,218,225

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Stock And California Muni Fund

Portfolio of Investments

August 31, 2008 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS--30.4%
		Consumer Discretionary--2.4%
620		American Eagle Outfitters, Inc.	$9,331
650		CBS Corp. - Class B	10,517
730		Home Depot, Inc.	19,798
450		KB HOME	9,360
3,350		Leggett and Platt, Inc.	74,738
1,300		Macy's Inc.	27,066
1,200		Mattel, Inc.	23,196
560		Nordstrom, Inc.	17,416
2,890		Regal Entertainment Group	48,436
		TOTAL	239,858
		Consumer Staples--3.8%
610		Coca-Cola Co.	31,763
960		Kimberly-Clark Corp.	59,213
646		Kraft Foods, Inc., Class A	20,356
670		Nu Skin Enterprises, Inc.	11,223
630		PepsiCo, Inc.	43,142
1,400		Procter & Gamble Co.	97,678
370		SUPERVALU, Inc.	8,580
1,010		Sysco Corp.	32,148
1,290		Wal-Mart Stores, Inc.	76,200
		TOTAL	380,303
		Energy--4.5%
100		CNOOC Ltd., ADR	15,576
1,130		Chevron Corp.	97,542
980		ConocoPhillips	80,860
500		ENI S.p.A, ADR	32,525
230		EnCana Corp.	17,227
1,420		Exxon Mobil Corp.	113,614
720		Marathon Oil Corp.	32,450
550		Patterson-UTI Energy, Inc.	15,631
470		Royal Dutch Shell PLC	32,674
230		Total SA, ADR	16,532
		TOTAL	454,631
		Financials--4.8%
1,150		Ace, Ltd.	60,502
790		Aspen Insurance Holdings Ltd.	21,409
680		BB&T Corp.	20,400
290		Bank of America Corp.	9,031
340		Chubb Corp.	16,323
240		Comerica, Inc.	6,742
600		Fifth Third Bancorp	9,468
460		Gallagher (Arthur J.) & Co.	12,181
50		Goldman Sachs Group, Inc.	8,199
130		Hartford Financial Services Group, Inc.	8,200
2,070		Huntington Bancshares, Inc.	15,152
1,150		J.P. Morgan Chase & Co.	44,263
230		Morgan Stanley	9,391
790		Nationwide Financial Services, Inc., Class A	40,638
2,060		New York Community Bancorp, Inc.	33,969
260		PNC Financial Services Group	18,707
460		PartnerRe Ltd.	31,699
1,150		Protective Life Corp.	41,734
840		The Travelers Cos, Inc.	37,094
1,240		U.S. Bancorp	39,506
		TOTAL	484,608
		Health Care--3.1%
890		Bristol-Myers Squibb Co.	18,993
1,460		Johnson & Johnson	102,828
770		Lilly (Eli) & Co.	35,921
4,920		Pfizer, Inc.	94,021
1,360		Wyeth	58,861
		TOTAL	310,624
		Industrials--3.5%
600		3M Co.	42,960
170		Dover Corp.	8,395
290		Eaton Corp.	21,222
670		General Electric Co.	18,827
650		Illinois Tool Works, Inc.	32,247
1,370		Northrop Grumman Corp.	94,325
700		Republic Services, Inc.	23,009
730		United Parcel Service, Inc.	46,808
410		United Technologies Corp.	26,892
1,060		Waste Management, Inc.	37,291
		TOTAL	351,976
		Information Technology--2.3%
390		Analog Devices, Inc.	10,904
670		Applied Materials, Inc.	12,006
580		Automatic Data Processing, Inc.	25,740
750		Intel Corp.	17,152
210		International Business Machines Corp.	25,563
820		Maxim Integrated Products, Inc.	16,851
540		Microchip Technology, Inc.	17,285
320		Nokia Oyj, ADR, Class A	8,054
2,130		Seagate Technology Holdings	31,758
3,397		Taiwan Semiconductor Manufacturing Co., ADR	32,985
1,050		Telefonaktiebolaget LM Ericsson, ADR, Class B	11,991
640		Xilinx, Inc.	16,627
		TOTAL	226,916
		Materials--1.2%
370		Alcoa, Inc.	11,888
240		Dow Chemical Co.	8,191
100		Freeport-McMoRan Copper & Gold, Inc.	8,932
900		Gold Fields Ltd., ADR	8,190
600		International Paper Co.	16,230
340		PPG Industries, Inc.	21,372
670		Packaging Corp. of America	17,253
380		Rohm & Haas Co.	28,519
		TOTAL	120,575
		Telecommunication Services--2.7%
3,090		AT&T, Inc.	98,849
490	[1]	BCE, Inc.	18,537
780		Deutsche Telekom AG, ADR	12,847
3,110		NTT Docomo Inc. - Spon. ADR	48,672
1,170		Verizon Communications	41,090
1,150		Vodafone Group PLC, ADR	29,383
1,280		Windstream Corp.	15,898
		TOTAL	265,276
		Utilities--2.1%
860		AGL Resources, Inc.	28,432
400		Ameren Corp.	16,744
670		Aqua America, Inc.	12,254
650		CenterPoint Energy, Inc.	10,322
950		Energy East Corp.	25,840
290		Integrys Energy Group, Inc.	15,158
3,920		NiSource, Inc.	64,602
460		Pinnacle West Capital Corp.	16,187
180		Progress Energy, Inc.	7,862
330		SCANA Corp.	12,936
		TOTAL	210,337
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,146,419)	3,045,104
		MUNICIPAL BONDS --63.8%
		California—63.8%
$100,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Hamlin School), Revenue Bonds (Series 2007), 5.000%, 8/1/2037	82,791
200,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Institute on Aging), Insured Health Facility Revenue Bonds (Series 2008A), 5.650%, (GTD by California Mortgage Insurance), 8/15/2038	199,422
50,000		Allan Hancock, CA Joint Community College District, UT GO Bonds (Election of 2006-Series A), 5.000%, (FSA INS), 8/1/2025	51,750
300,000		Bay Area Toll Authority, CA, Revenue Bonds (Series 2006F), 5.000%, 4/1/2026	308,958
150,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2007F), 5.000%, 4/1/2024	156,047
200,000		Belmont-Redwood Shores, CA School District, Refunding UT GO Bonds, 5.000%, (FSA INS), 9/1/2022	209,252
200,000		Beverly Hills, CA Unified School District, UT GO Bonds (Election 2002-Series B), 5.000%, 8/1/2027	205,884
100,000		California Health Facilities Financing Authority, (Sutter Health), Revenue Bonds (Series 2008A), 5.250%, 8/15/2022	103,208
200,000		California Health Facilities Financing Authority, (Sutter Health), Revenue Bonds (Series 2007A), 5.250%, 11/15/2046	193,990
100,000		California Infrastructure & Economic Development Bank, (Walt Disney Family Museum), Revenue Bonds (Series 2008), 5.000%, 2/1/2023	101,120
200,000		California Municipal Finance Authority, (Biola University), Refunding Revenue Bonds (Series 2008A), 5.875%, 10/1/2034	199,854
400,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2008H), 5.000%, (FSA INS), 5/1/2022	420,004
300,000		California State, Refunding UT GO Bonds, 5.000%, 12/1/2017	322,338
100,000		California State, Various Purpose UT GO Bonds, 5.500%, 3/1/2026	105,605
100,000		California Statewide Communities Development Authority, (Daughters of Charity Health System), Revenue Bonds (Series 2005A), 5.250%, 7/1/2035	89,197
100,000		California Statewide Communities Development Authority, (Front Porch at Walnut Village), Revenue Bonds (Series 2007A), 5.125%, 4/1/2037	84,048
300,000		Chino Basin Desalter Authority, Desalter Revenue Refunding Bonds (Series 2008A), 5.000%, (Assured Guaranty Corp. INS), 6/1/2021	312,633
300,000		Eastern Municipal Water District of Riverside County, CA, Water & Sewer Revenue Fixed Rate Certificates of Participation (Series 2008H), 5.000%, 7/1/2026	306,768
300,000		Fresno Joint Powers Financing Authority, Lease Revenue Bonds (Series 2008C), 5.000%, (Assured Guaranty Corp. INS), 4/1/2024	303,864
300,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.750%, 6/1/2047	250,113
300,000		Grossmont-Cuyamaca, CA Community College District, Refunding UT GO Bonds, 5.000%, (Assured Guaranty Corp. INS), 8/1/2020	323,343
300,000		Grossmont-Cuyamaca, CA Community College District, UT GO Bonds (Election 2002 Series 2005B), 5.000%, (United States Treasury PRF 8/1/2015@100), 8/1/2024	335,001
50,000		Irvine, CA Assesment District No. 04-20, Special Assessment Bonds (Group One), 5.000%, 9/2/2030	43,659
200,000		Kern High School District, CA, UT GO Bonds (Election 2004-Series 2006B), 5.000%, (FSA INS), 8/1/2024	206,596
100,000		Los Angeles, CA Harbor Department, Revenue Refunding Bonds (Series 2001A), 5.000%, (AMBAC INS), 8/1/2025	101,215
110,000		Los Angeles, CA Unified School District, Refunding UT GO Bonds (Series 2006B), 4.750%, (FGIC INS), 7/1/2021	112,450
300,000		Los Angeles, CA Unified School District, UT GO Bonds (Series 2006G), 5.000%, (AMBAC INS), 7/1/2030	301,719
200,000		Regents of the University of California Medical Center, Libor Floating Rate Index Bonds (Series 2007C-2), (MBIA Insurance Corp. INS), 2.619%, 5/15/2043	148,050
50,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.000%, 2/15/2028	44,831
100,000		Sacramento, CA Unified School District, (Election of 2002, Series 2005), 5.000%, (MBIA Insurance Corp. INS), 7/1/2030	100,974
50,000		San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds (Issue 34D), 5.250%, (Assured Guaranty Corp. INS), 5/1/2025	51,721
360,000		San Mateo, CA Union High School District, UT GO Bonds (Election 2006 Series A), 5.000%, 9/1/2020	387,904
60,000		University of California, (UCLA Medical Center), Hospital Revenue Bonds (Series 2004A), 5.000%, (United States Treasury PRF 5/15/2012@101), 5/15/2039	65,774
150,000		University of California, General Revenue Bonds (Series 2008L), 5.000%, 5/15/2025	155,893
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $6,546,479)	6,385,976
		SHORT-TERM MUNICIPALS--4.5%[2]
		California—4.5%
350,000		California Infrastructure & Economic Development Bank, (Series 2005) Daily VRDNs (Asian Art Museum Foundation of San Francisco)/(MBIA Insurance Corp. INS, JPMorgan Chase Bank, N.A. LIQ), 3.750%, 9/2/2008	350,000
100,000		Los Angeles, CA Department of Water & Power (Electric/Power System)/(Series 2001 B-1) Weekly VRDNs, 1.450%, 9/4/2008	100,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	450,000
		TOTAL INVESTMENTS – 98.7% (IDENTIFIED COST $10,142,898)[3]	9,881,080
		OTHER ASSETS AND LIABILITIES – NET – 1.3%[4]	125,118
		TOTAL NET ASSETS – 100%	$10,006,198

At August 31, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1	Non-income producing security.
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3
At August 31, 2008, the cost of investments for federal tax purposes was $10,142,828. The net unrealized depreciation of investments for federal tax purposes was $261,748. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $153,203 and net unrealized depreciation from investments for those securities having an excess of cost over value of $414,951.

4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$3,045,104
Level 2 – Other Significant Observable Inputs	6,835,976
Level 3 – Significant Unobservable Inputs	--
Total	$9,881,080

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AMBAC	--American Municipal Bond Assurance Corporation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LIQ	--Liquidity Agreement
PRF	--Prerefunded
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	October 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008